Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory

NOTE 3 – INVENTORY

Inventory consists of the following as of:

	September 30, 2015	December 31, 2014
	(Unaudited)
Processed materials	$958,575	$958,575
Total inventories	$958,575	$958,575

At September 30, 2015, and December 31, 2014, inventory in the amount of $924,452 is stored at one of the Company’s suppliers, which is located in Germany, with the balance of the inventory maintained in the United States.

During the year ended December 31, 2014, the Company utilized $28,099 in Astaxanthin as part of commercial product research and development.

The Company has determined that no inventory reserves are necessary as of September 30, 2015, and December 31, 2014.

NOTE 3 – INVENTORY

Inventory consists of the following as of:

	December 31, 2014	December 31, 2013
Processed materials	$958,575	$986,674
Total inventories	$958,575	$986,674

At December 31, 2014 and December 31, 2013, inventory in the amount of $924,452 is stored at one of the Company’s suppliers, which is located in Germany.

During the year ended December 31, 2014, the Company utilized $28,099 in Astaxanthin as part of commercial product research and development.

The Company has no reserves established as of December 31, 2014 and 2013 on this inventory.